Financial Instruments - Risk Management - Schedule of Weighted Average Effective Interest Rates on Interest Bearing Financial Instruments (Details) - Zeecol Limited [Member]	Mar. 31, 2016	Mar. 31, 2015
Loans and receivables - cash and cash equivalents	1.00%	2.80%
Loans and receivables - term deposit	0.00%	4.60%